Preference shares liabilities - Movements of preference shares (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	$ 26,838
Financial liabilities at end of period	25,577
Preference shares liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	486,405
Changes in the carrying amount of preference shares liabilities (note 8(a))	3,753
Changes in fair value recognized in profit or loss	60,091
Reclassification to share capital and share premium upon listing	(550,249)
Financial liabilities at end of period	0
Present value of redemption amount | Preference shares liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	61,373
Changes in the carrying amount of preference shares liabilities (note 8(a))	3,753
Changes in fair value recognized in profit or loss	0
Reclassification to share capital and share premium upon listing	(65,126)
Financial liabilities at end of period	0
Conversion feature | Preference shares liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	425,032
Changes in the carrying amount of preference shares liabilities (note 8(a))	0
Changes in fair value recognized in profit or loss	60,091
Reclassification to share capital and share premium upon listing	(485,123)
Financial liabilities at end of period	$ 0